Borrowings - Additional Information (Details) $ in Thousands, € in Millions			12 Months Ended
	Jan. 08, 2018 EUR (€)	Feb. 06, 2017 USD ($) installment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2015 USD ($) installment	Dec. 31, 2014 EUR (€)	Dec. 31, 2007 USD ($) installment	Aug. 09, 2019	Jan. 08, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings			$ 1,208,344	$ 1,126,658						$ 1,486,445
Redemption of borrowings			$ 90,457	$ 517,253
Puerta Del Sur S.A. | Notes 7.75%
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate							7.75%
Principal amount of borrowings							$ 87,000
Number of instalments to repayment of loan | installment							22
Minimum debt coverage service ratio							1.7
Maximum indebtedness ratio							3.0
ACI Airport Sudamerica S.A. | Notes 6.875%
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate					6.875%
Principal amount of borrowings					$ 200,000
Number of instalments to repayment of loan | installment					34
Corporacion America Italia S.A. | Notes 6.25%
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate						6.25%
Principal amount of borrowings | €						€ 50.0
Percentage of share capital of debt issuing entity secured by pledge						100.00%
Aeropuertos Argentina 2000 SA
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate								9.75%
Aeropuertos Argentina 2000 SA | Notes 6.875%
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		6.875%
Principal amount of borrowings		$ 400,000
Number of instalments to repayment of loan | installment		32
C.A.I.S.A. | Secured notes due 2024 (the Italian Notes) | Indebtedness
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.556%								4.556%
Principal amount of borrowings	€ 60.0								$ 71,800
Percentage of share capital of debt issuing entity secured by pledge	100.00%
Maturity date of Notes	December 31, 2024
C.A.I.S.A. | Secured Notes 6.250 Percent Due 2019 | Indebtedness
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.25%								6.25%